Long-Term Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt And Lines Of Credit [Abstract]
Debt Amounts Included In Consolidated Balance Sheet

	December 31,
	2012	2011
Principal amount of convertible debentures	$ 186,956	$ 186,956
Unamortized debt discount	(12,066)	(20,172)
Carrying amount of convertible debentures	$ 174,890	$ 166,784
Additional paid in capital (net of tax)	$ 31,310	$ 31,310

Interest Expense Included In Consolidated Income Statement

	December 31,
	2012	2011	2010
Cash interest expense	$ 5,352	$ 5,175	$ 4,224
Non-cash amortization of debt discount	8,106	7,576	7,081
Amortization of debt costs	1,265	1,137	654
Total interest expense	$ 14,723	$ 13,888	$ 11,959

Interest Paid During Period

2012	$5,547
2011	4,754
2010	4,113

Financial Debt Covenants

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj.
EBITDA)	< 3.50 to 1.00	1.07 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash
Flow/Consolidated Fixed Charges	> 1.50 to 1.00	2.20 to 1.00

Annual Operating Lease Commitment	< $30.0 million	$20.2 million